HELD FOR SALE - Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Balance, beginning of period	$ 107,951
Balance, end of period	111,304	$ 107,951
Assets held for sale
Disclosure of financial assets [line items]
Balance, beginning of period	588	387
Reclassification to (from) assets held for sale, net	1,045	2,381
Disposals	(671)	(2,222)
Fair value adjustments	3	9
Foreign currency translation	0	20
Other	0	13
Balance, end of period	$ 965	$ 588